Share-Based Compensation - Additional Information (Detail)					9 Months Ended	12 Months Ended
	Dec. 16, 2024 CAD ($) shares	Jun. 18, 2024 yr	May 17, 2022 yr $ / shares	Oct. 19, 2021 shares	Dec. 31, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 shares yr $ / shares
Statement [Line Items]
Expense from share-based payment transactions | $					$ 12,700,000	$ 5,200,000
Deferred Share Units [Member]
Statement [Line Items]
Contributed Surplus Deficit Reserve for share-based payment compensation expense | $					$ 1,700,000	$ 2,200,000
Number of other equity instruments granted in share-based payment arrangement					130,772	187,549
Number of other equity instruments exercised or vested in share based payment arrangement					0	70,920
Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr								457,935
Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr								404,211
Financial Year 2023 Plan [Member]
Statement [Line Items]
Number of other equity instruments exercised or vested in share based payment arrangement | $	137,776
Number of other equity instruments forfeited in share-based payment arrangement	149,013
Financial Year 2023 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr			141,203
Financial Year 2023 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr			556,348
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			$ 9.4
Financial Year 2024 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement								457,935
Financial Year 2024 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement								404,211
Financial Year 2024 Plan [Member] | Restricted Share Units And Performance Share Units [Member]
Statement [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares								$ 7.62
Financial Year 2025 Plan [Member]
Statement [Line Items]
Description of vesting requirements for share-based payment arrangement					Under terms of the plan, upon the TSR reaching specified target thresholds of 25%, 50%, 75% as compared its peer group, eligible employees will receive PSUs in accordance with the Omnibus Plan.
Financial Year 2025 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement		569,536			569,536	457,935
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares							$ 10.21
Number of other equity instruments exercised or vested in share based payment arrangement					64,280	0
Financial Year 2025 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr		953,783
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares							$ 18.47
Number of other equity instruments exercised or vested in share based payment arrangement					73,496	0
Financial Year 2025 Plan [Member] | Administrative And Selling Expenses [Member]
Statement [Line Items]
Expense from share-based payment transactions | $					$ 11,400,000	$ 3,000,000
Longterm Incentive Plan [Member]
Statement [Line Items]
Maximum number of common shares that may be awarded under Omnibus Plan				8.8